UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL    October 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    32

Form13F Information Table Value Total:    $59,578(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111     2156    56742 SH       Sole                    48227              8515
AEROPOSTALE INC                COM              007865108     2269    70666 SH       Sole                    59904             10762
AGRIUM INC                     COM              008916108     1901    33892 SH       Sole                    28897              4995
AIRGAS INC                     COM              009363102     1281    25808 SH       Sole                    21963              3845
ALTERA CORP                    COM              021441100     1961    94843 SH       Sole                    80249             14594
BANCORPSOUTH INC COM           COM              059692103      465    16520 SH       Sole                    16520
CELGENE CORP                   COM              151020104     1279    20212 SH       Sole                    17003              3209
CF INDUSTRIES HOLDINGS INC     COM              125269100     1512    16531 SH       Sole                    13995              2536
CORE LABORATORIES N V COM      COM              N22717107     3114    30731 SH       Sole                    26118              4613
CUMMINS INC                    COM              231021106     1569    35885 SH       Sole                    30461              5424
DOVER CP                       COM              260003108     1260    31075 SH       Sole                    26448              4627
GENCO SHIPPING & TRADING LTD   COM              Y2685T107     1152    34644 SH       Sole                    29434              5210
GENENTECH INC                  COM              368710406     3346    37734 SH       Sole                    32975              4759
HERBALIFE LTD                  COM              G4412G101     2046    51772 SH       Sole                    40435             11337
JOY GLOBAL INC COM             COM              481165108      982    21760 SH       Sole                    18436              3324
KIRBY CORP                     COM              497266106     1683    44363 SH       Sole                    37203              7160
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     1218    18945 SH       Sole                    16105              2840
NATL INSTRUMENTS CORP          COM              636518102     2792    92901 SH       Sole                    79121             13780
NATL OILWELL VARCO             COM              637071101     1362    27125 SH       Sole                    22610              4515
NIKE INC                       COM              654106103     2254    33697 SH       Sole                    28299              5398
ORACLE CORP COM                COM              68389X105     2956   145538 SH       Sole                   124414             21124
ORBITAL SCIENCES CORP COM      COM              685564106      607    25326 SH       Sole                    25326
RESEARCH IN MOTION             COM              760975102     1303    19073 SH       Sole                    16210              2863
ROSS STORES                    COM              778296103     1567    42566 SH       Sole                    36156              6410
SCHWAB CHARLES CP NEW COM      COM              808513105     2095    80566 SH       Sole                    68319             12247
SMITH INTL                     COM              832110100     2484    42366 SH       Sole                    35984              6382
SYBASE INC                     COM              871130100     2738    89435 SH       Sole                    76256             13179
TRANSOCEAN INC NEW SHS.        COM              G90073100     2182    19867 SH       Sole                    16954              2913
URBAN OUTFITTERS               COM              917047102     2208    69284 SH       Sole                    58234             11050
VALMONT INDUSTRIES             COM              920253101     1902    23000 SH       Sole                    19436              3564
WALT DISNEY CO                 COM              254687106     1415    46103 SH       Sole                    39162              6941
XILINX INC                     COM              983919101     2518   107369 SH       Sole                    91672             15697